Sales - Deferred income - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue [abstract]
Deferred income in the opening balance	€ 51	€ 58	€ 76
Business related variations	115	0	(42)
Changes in the scope of consolidation		0	2
Translation adjustment	(3)	0
Reclassifications and other items	1	(6)	22
Deferred income in the closing balance	€ 165	€ 51	€ 58